RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-Term
Allowances for advances to growers and suppliers	$ (29,304)	$ (19,839)
Grower advance receivables, net of allowances of $29,304 and $19,839, respectively	104,956	109,958
Long-Term
Net advances to growers and suppliers	20,809	13,896
Secured advances
Short-Term
Gross advances to growers and suppliers	54,864	67,104
Allowances for advances to growers and suppliers	(13,217)	(11,416)
Long-Term
Gross advances to growers and suppliers	22,762	13,197
Allowances for advances to growers and suppliers	(3,282)	(1,317)
Unsecured advances
Short-Term
Gross advances to growers and suppliers	79,396	62,693
Allowances for advances to growers and suppliers	(16,087)	(8,423)
Long-Term
Gross advances to growers and suppliers	5,792	6,391
Allowances for advances to growers and suppliers	$ (4,463)	$ (4,375)